INCOME TAXES (Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carry-forwards	$ 45,314	$ 34,234
Capital losses carry-forwards	53	35
Research and development expenses	1,901	13,923
Tax credit carry-forwards	94	94
Depreciation difference	1,680	1,434
Accrued employees costs	2,176	1,801
Other	870	567
Deferred tax assets before valuation allowance	52,088	52,088
Valuation allowance	(44,607)	(45,094)
Deferred tax asset, net	7,481	6,994
Deferred tax liabilities:
Fixed assets	306	481
Intangible assets	5,556	6,214
Other	638	278
Deferred tax liabilities	6,500	6,973
Long term receivables [Member]
Deferred tax assets:
Deferred tax asset, net	1,583	772
Long term liabilities [Member]
Deferred tax liabilities:
Deferred tax liabilities	$ 602	$ 764